Income tax - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Tax [Line Items]
Income tax (benefit)/expense relating to components of other comprehensive (loss)/income	€ 13,000,000	€ 26,000,000	€ (268,000,000)
Deferred tax liability recognized on investment in subsidiaries	0
Luxembourg
Disclosure Of Income Tax [Line Items]
Net operating loss carry-forwards	90,000,000
United States
Disclosure Of Income Tax [Line Items]
Net operating loss carry-forwards	318,000,000
United States | Federal
Disclosure Of Income Tax [Line Items]
Net operating loss carry-forwards	44,000,000
Operating loss carryforward subject to annual limitations	13,000,000
United States | State And Local
Disclosure Of Income Tax [Line Items]
Net operating loss carry-forwards	274,000,000
Sweden
Disclosure Of Income Tax [Line Items]
Net operating loss carry-forwards	1,483,000,000
India
Disclosure Of Income Tax [Line Items]
Net operating loss carry-forwards	117,000,000
Other foreign countries
Disclosure Of Income Tax [Line Items]
Net operating loss carry-forwards	22,000,000
Provisions
Disclosure Of Income Tax [Line Items]
Uncertain tax position liability, expected to be resolved	1,000,000
Uncertain tax position liability	8,000,000
Uncertain tax positions expected to be resolved in the next twelve months	€ 0